Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Related party revenue	$ 17,422	$ 405,378	$ 1,593,926	$ 300,053